Shareholder Fees - FidelityDefinedMaturityFunds-RetailComboPRO	Aug. 29, 2022 USD ($)
FidelityDefinedMaturityFunds-RetailComboPRO | Fidelity Municipal Income 2023 Fund
Shareholder Fees:
(fees paid directly from your investment)	none